Shareholders' Equity (Details) (USD $)	0 Months Ended	12 Months Ended						0 Months Ended		12 Months Ended						0 Months Ended					0 Months Ended							12 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended			12 Months Ended		83 Months Ended	0 Months Ended				3 Months Ended	12 Months Ended	0 Months Ended
	Jul. 22, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2010 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Apr. 04, 2011 Employee Stock Option [Member]	Jun. 30, 2010 Definitive Securities Purchase Agreement [Member]	Jun. 01, 2010 Fullbright Finance Limited [Member]	Dec. 31, 2011 Private Placement [Member]	Jul. 22, 2011 Private Placement [Member]	Jul. 22, 2011 Underwriting Offering [Member]	Feb. 02, 2012 Aspire Capital Purchase Agreement [Member]	Sep. 30, 2011 Aspire Capital Purchase Agreement [Member]	Sep. 28, 2011 Aspire Capital Purchase Agreement [Member]	Feb. 18, 2010 IPO [Member]	Mar. 15, 2010 Warrant Exercise RimAsia [Member]	Jun. 07, 2010 Commerce Court Purchase Agreement [Member]	May 19, 2010 Commerce Court Purchase Agreement [Member]	Mar. 15, 2010 Commerce Court Purchase Agreement [Member]	May 17, 2010 Convertible Preferred Stock [Member] Warrant Exercise RimAsia [Member]	Dec. 07, 2010 Common Stock [Member]	Sep. 30, 2010 Common Stock [Member]	Jul. 27, 2010 Common Stock [Member]	Jul. 02, 2010 Common Stock [Member]	Jun. 01, 2010 Fullbright Finance Limited [Member]	May 19, 2010 Commerce Court Purchase Agreement [Member]	Dec. 31, 2011 2009 Equity Plan [Member] Employee Stock Option [Member]	Oct. 14, 2011 2009 Equity Plan [Member] Employee Stock Option [Member]	Jan. 18, 2011 2009 Equity Plan [Member] Employee Stock Option [Member]	Jun. 02, 2010 2009 Equity Plan [Member] Employee Stock Option [Member]	Oct. 29, 2009 2009 Equity Plan [Member] Employee Stock Option [Member]	Dec. 31, 2011 2003 Equity Plan [Member] Employee Stock Option [Member]	Dec. 31, 2011 Non US Equity Plan [Member]	Dec. 31, 2010 Non US Equity Plan [Member]	Dec. 31, 2011 Non US Equity Plan [Member] Employee Stock Option [Member]	Dec. 31, 2011 Non US Equity Plan [Member] Employee Stock Option [Member]	Oct. 14, 2011 Non US Equity Plan [Member] Employee Stock Option [Member]	Jun. 02, 2010 Non US Equity Plan [Member] Employee Stock Option [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2010 Warrants [Member]	Oct. 31, 2018 Warrants [Member]	Sep. 30, 2010 Warrants [Member] Common Stock [Member]	Sep. 30, 2011 Warrants [Member] Common Stock [Member]	Dec. 31, 2011 Minimum [Member] Warrants [Member]	Dec. 31, 2011 Maximum [Member] Warrants [Member]	Mar. 31, 2012 Placement Agent [Member] Common Stock [Member]	Dec. 31, 2011 Placement Agent [Member] Common Stock [Member]	Nov. 16, 2010 Underwriting Agreement [Member] Common Stock [Member]
Allocated Share-based Compensation Expense		$ 2,791,100	$ 567,700	$ 6,923,000	$ 6,324,500																																			$ 282,200	$ 474,900
Adjustments to Additional Paid in Capital, Share-based Compensation, Nonvested Shares, Requisite Service Period Recognition																																		6,194,100	6,191,800					269,100	450,800
Adjustments to Additional Paid in Capital, Share-based Compensation, Nonvested Shares, Requisite Service Period Recognition																																		4,034,900						91,500
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition																																		3,995,600						73,900
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																																		1.82						1.04
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options																																		39,300						17,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																												23,750,000					2,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							1,500,000
Common Stock, Shares Authorized		500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001	$ 0.001
Proceeds from Issuance of Private Placement		2,250,000								6,300,000
Shares, Issued		5,157,732								4,938,125				990,099
Sale of Stock, Price Per Share										$ 1.28		$ 1.20				$ 1.35		$ 2.63
Shares Purchased By Director										390,625
Shares Purchased By Chief Medical And Scientific Officer										78,125
Units offered								2,325,582			13,750,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								581,394				0					1,000,000									400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									1.75			1.45					1.75																											0.78	0.56	7
Procceds From Sale Of Stock Gross	16,500,000							5,000,000								6,800,000
Procceds From Sale Of Stock Net	14,800,000																	1,744,000
Committment Value Under Purchase Agreement															20,000,000			1,800,000	20,000,000
Term Of Agreement In Months															24					24
Discount Applied To Weighted Average Price															5.00%					5.00%
Committed Shares Under Purchase Agreement													15,282,502		18,747,906
Stock Issued During Period, Value, New Issues		21,152,682	21,425,538													5,750,000
Fees and Commissions																941,000
Proceeds from Warrant Exercises									700,000								1,750,000						468,000
Partners' Capital Account, Units, Sold in Public Offering																																																	6,337,980
Public Offering Price																																																	$ 1.45
Proceeds from Issuance Initial Public Offering																																																	8,100,000
Series D Warrant Number Of Securities Called By Warrants																	4,000,000
Conversion of Stock, Shares Converted																					8,177,512
Conversion of Stock, Shares Issued																					9,086,124
Preferred Stock, Conversion Basis																					conversion rate of 0.90 shares of Series C Preferred Stock for 1.0 shares of the Company’s common stock
Common Stock Shares Settlement Amount																											685,226
Threshold Price																		$ 3.00
Price Per Unit								$ 2.15
Stock Issued																																															340,000
Common Stock, Shares, Issued		109,329,587	64,221,130																																													93,023
Investment Warrants, Exercise Price																																																$ 2.69	$ 1.85
Relinquishment related to common share right																						407,626
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned																						656,300
Warrants and Rights Outstanding																																																4,500,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross		3,467,000	339,000																					150,000
Stock Issued During Period, Value, Restricted Stock Award, Gross		3,580,600	569,500																					298,500
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross																									75,000
Stock Issued During Period, Shares, Conversion of Convertible Securities																																											600,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized																													23,750,000	17,750,000	13,750,000	9,750,000						5,700,000	8,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																																					5,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)																																				6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		15,043,505		605,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number		9,555,631		500,000		500,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost				$ 722,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value				$ 1.06	$ 1.59
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used				Black-Scholes option pricing model
Class of Warrant or Right, Outstanding		37,389,825																																						37,389,825
Expiration date of warrants																																										October 2018